Supplementary Quarterly Financial Data (Unaudited) - Schedule of Supplementary Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Abstract]
Total oil and gas sales	$ 40,715	$ 47,228	$ 61,360	$ 77,312	$ 66,522	$ 112,616	$ 144,983	$ 155,723	$ 141,909	$ 76,878	$ 143,834	$ 252,422	$ 555,231	$ 420,290
Operating income (loss)	(22,706)	(290,515)	(596,026)	(182,185)	(96,928)	(80,291)	263	27,729	20,228	(79,196)	(279,113)	(1,165,654)	(32,071)	(72,332)
Net income (loss)	$ 4,852	$ (288,543)	$ (544,996)	$ (135,068)	$ (78,502)	$ (58,271)	$ (1,903)	$ 1,898	$ 1,165	$ (51,725)	$ (213,570)	$ (1,047,109)	$ (57,111)	$ 41,029
Income (loss) per share:
Basic and diluted	$ 0.41	$ (31.26)	$ (59.05)	$ (14.64)	$ (8.53)	$ (6.31)	$ (0.22)	$ 0.19	$ 0.11	$ (4.82)	$ (23.18)	$ (113.53)	$ (6.20)	$ 4.27